SCHEDULE OF FUTURE RENTAL PAYMENTS OF LEASES (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
2022	$ 683	$ 491
2023	705	479
2024	654	495
2025	564	440
2026	735	345
Thereafter		555
Total lease payments	$ 3,482	$ 2,805